SCHEDULE OF DEFERRED INCOME TAX ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforward		$ 12,890,271	$ 10,399,616
Equity-based compensation		1,592,338	1,462,901
Goodwill		(599,864)	(332,159)
Intangibles		990,718	694,358
Fixed assets		(169,130)	(151,775)
Right of use assets		(269,722)	(186,905)
Lease liabilities		279,565	194,403
Other		7,282	4,027
Total deferred tax assets		14,721,458	12,084,466
Valuation allowance	$ (16,237,582)	(14,721,458)	(12,084,466)
Net deferred tax assets	$ 16,237,582